Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities)(Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 778,872	$ 638,169
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	23,815	20,036
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	755,057	618,133
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	23,815	8,527
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	23,815	8,527
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		11,509
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		11,509
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	30,576	9,534
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	30,576	9,534
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	505,374	197,089
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	505,374	197,089
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		39,744
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		39,744
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	219,107	214,933
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	219,107	214,933
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 0	0
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		101,867
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		101,867
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		54,966
Common And Collective Funds [Member] | International [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Common And Collective Funds [Member] | International [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		54,966
Common And Collective Funds [Member] | International [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		$ 0